Balance Sheets - USD ($)	Jan. 31, 2016	Apr. 30, 2015
Current assets:
Cash and cash equivalents	$ 1,195	$ 5,237
Accounts receivable, net		5,002
Prepaid expenses	152,992	202,992
Other current assets	3,315	4,954
Total current assets	157,502	218,185
Non-current prepaid expenses	44,263	159,007
Equipment and software, net of accumulated depreciation	635,097	920,892
Investments	15,000	15,000
Total assets	851,862	1,313,084
Current liabilities:
Accounts payable - Trade	291,597	185,795
Accounts payable - Related party	31,680	31,680
Accrued expenses	308,036	225,629
Deferred revenue	2,760	17,160
Notes payable- related parties	15,000	16,048
Loan payable - bank	43,824	45,804
Demand note payable	48,980	39,150
Total current liabilities	741,877	561,266
Long-term related party note payable	533,066	533,066
Long-term unsecured related party note payable	20,000	20,000
Long-term secured note payable to related party	1,156,863	1,146,860
Total Liabilities	2,451,806	2,261,192
Stockholders' deficit:
Common stock, $.001 par value; 900,000,000 shares authorized, 508,000,000 and 500,000,000 shares issued and outstanding, respectively	508,000	500,000
Capital in excess of par value	661,039	669,039
Accumulated deficit	(2,768,983)	(2,117,147)
Total stockholders' deficit	(1,599,944)	(948,108)
Total liabilities and stockholders' deficit	$ 851,862	$ 1,313,084